Provision for Environmental Rehabilitation (Tables)	12 Months Ended
Jun. 30, 2024
Provision For Environmental Rehabilitation [Abstract]
Disclosure of Rates Used in Calculation of Provision	The following rates were used in the calculation of the provision:

%	2024	2023	2022
South African operations
Inflation rate
– short term (Year 1)	5.83	6.59	6.55
– short term (Year 2)	5.68	5.65	5.20
– medium term (Year 3)[1]	5.64	5.68	n/a
– long term (Year 3 onwards)[1]	n/a	n/a	5.50
– long term (Year 4 onwards)[1]	5.64	5.64	n/a
Discount rates[2]
– 12 months	9.00	9.30	5.50
– one to five years	—	9.20	8.30
– two to four years	9.20	—	—
– five to seven years	10.90	—	—
– six to nine years	—	10.60	9.90
– ten years or more	12.00	12.10	10.90
– fifteen years or more	12.60	—	—
– twenty years or more	12.70	—	—
PNG operations
Inflation rate	4.74	4.84	5.33
Discount rate	10.33	9.33	8.45
1    In 2023, management refined the approach for applying inflation rate assumptions in the calculation.
2    In 2024, the grouping of the discount rates were updated to reflect the changes in the concentration of the lives of group’s mines.

Reconciliation of the total liability for environmental rehabilitation
The following is a reconciliation of the total provision for environmental rehabilitation:

	SA Rand
Figures in million	2024	2023
Balance at beginning of year	5 473	5 013
Change in estimate – Balance sheet[1]	(531)	(111)
Change in estimate – Income statement	3	32
Utilisation of provision	(117)	(120)
Time value of money and inflation component of rehabilitation costs	486	483
Translation	(159)	176
Balance at end of year	5 155	5 473
[1] The majority of the change in 2024 relates to the inclusion of the deepening project for Mponeng in its life of mine plan. This increased the number of years and together with higher discount rates resulted in a significant decrease in the net present value of the liability. In 2023, there were no significant changes other than an increase in discount rates.

Disclosure of Future Net Undiscounted Obligation
While the ultimate amount of rehabilitation costs to be incurred in the future is uncertain, the group has estimated that, based on current environmental and regulatory requirements, the total undiscounted cost for the operations, in current monetary terms, is as follows:

SA Rand
Figures in million	2024	2023
Future net undiscounted obligation
Ultimate estimated rehabilitation cost	8 387	7 930
Amounts invested in environmental trust funds (refer to note 15)	(6 030)	(5 673)
Total future net undiscounted obligation	2 357	2 257